Financial assets and financial liabilities (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Notes payable beginning	R$ 62,176	R$ 72,726	R$ 76,181
Payments	(49,347)	(12,000)	(9,800)
Payments of interest	(15,529)	(3,008)	(1,268)
Monetary indexation	2,700	4,458	7,613
Notes payable ending		62,176	72,726
Current		62,176	14,478
Non-current			R$ 58,248